Note 6 - Income Tax Provision: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Details
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	$ 378,459	$ 381,153
Deferred Tax Assets, Valuation Allowance, Noncurrent	(378,459)	(381,153)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 0	$ 0